Debt due within one year - Schedule of Debt Due Within One Year (Details) $ in Millions, $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings	$ 975		$ 837
Total debt due within one year	$ 2,417		3,881
Notes payable | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2020	0.24%	0.24%
Loans secured by trade receivables | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2020	1.10%	1.10%
Long-term debt due within one year | Weighted Average
Disclosure of detailed information about borrowings [line items]
WEIGHTED AVERAGE INTEREST RATE AT DECEMBER 31, 2020	5.52%	5.52%
Gross carrying amount | Notes payable
Disclosure of detailed information about borrowings [line items]
Current borrowings	$ 392		1,994
Gross carrying amount | Loans secured by trade receivables
Disclosure of detailed information about borrowings [line items]
Current borrowings	1,050		1,050
Gross carrying amount | Long-term debt due within one year
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings	975		837
Gross carrying amount | Commercial Paper
Disclosure of detailed information about borrowings [line items]
Current borrowings	349	$ 274	1,951	$ 1,502
Gross carrying amount | Finance Leases
Disclosure of detailed information about borrowings [line items]
Current portion of non-current borrowings	$ 754		$ 775